SUMMARY OF DEFERRED REVENUE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Educational revenue paid in advance	$ 5,594,979	$ 1,630,723
Other prepaid income	583,797	638,473
Advance bookings for lodges	213,217	292,716
Total	$ 6,391,993	$ 2,561,912